Consolidated Statements of Loss and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Consulting and management fees	$ 6,365,395	$ 5,665,486	$ 5,441,156
Professional fees	907,906	2,608,995	1,453,310
Share-based compensation	42,228,494	35,734,452	4,703,254
Travel expense	486,895	578,353	390,531
General office expenses	1,416,581	252,000	120,228
Foreign exchange (gain)	(23,601)	(23,300)	(10,552)
Communications and promotions	3,484,785	1,809,433	1,251,155
Operating Loss	54,866,455	46,625,419	13,349,082
Finance costs	1,008,638
Finance income	(570,446)	(17,808)	(302,720)
Change in fair value of warrant liability	(3,490,900)	(386,900)	0
Gain on sale of fixed assets	(6,078)
Loss for the year before income taxes	51,807,669	46,220,711	13,046,362
Deferred income tax provision	351,451	187,742	160,838
Loss for the year after income taxes	52,159,120	46,408,453	13,207,200
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Foreign currency translation	(7,369,359)	15,941,811	(4,912,866)
Total comprehensive loss for the year	$ 44,789,761	$ 62,350,264	$ 8,294,334
Basic earnings (loss) per share	$ 1.23	$ 1.28	$ 0.37
Diluted earnings (loss) per share	$ 1.23	$ 1.28	$ 0.37
Weighted average number of ordinary shares used in calculating basic earnings per share	42,491,573	36,116,294	35,390,543
Weighted average number of ordinary shares used in calculating diluted earnings per share	42,491,573	36,116,294	35,390,543